LOANS (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Changes in troubled debt restructuring
Beginning balance	$ 8,056	$ 2,503
Principal payments	(1,950)	(519)
Charge-offs	(793)	(772)
Advances		47
New restructured	1,492	6,797
Transfers to nonaccrual	(528)	(2,400)
Transfer from accruing		2,400
Ending balance	6,277	8,056
ACCRUING
Changes in troubled debt restructuring
Beginning balance	5,792	2,503
Principal payments	(554)	(87)
New restructured	953	5,776
Transfers to nonaccrual	(528)	(2,400)
Ending balance	5,663	5,792
NONACCRUAL
Changes in troubled debt restructuring
Beginning balance	2,264
Principal payments	(1,396)	(432)
Charge-offs	(793)	(772)
Advances		47
New restructured	539	1,021
Transfer from accruing		2,400
Ending balance	614	2,264
Commercial Real Estate
Changes in troubled debt restructuring
Beginning balance	5,773	2,400
Principal payments	(1,467)	(516)
Charge-offs	(793)	(772)
Advances		47
New restructured	7	4,614
Transfers to nonaccrual		(2,400)
Transfer from accruing		2,400
Ending balance	3,520	5,773
Commercial Real Estate | ACCRUING
Changes in troubled debt restructuring
Beginning balance	3,611	2,400
Principal payments	(91)	(84)
New restructured		3,695
Transfers to nonaccrual		(2,400)
Ending balance	3,520	3,611
Commercial Real Estate | NONACCRUAL
Changes in troubled debt restructuring
Beginning balance	2,162
Principal payments	(1,376)	(432)
Charge-offs	(793)	(772)
Advances		47
New restructured	7	919
Transfer from accruing		2,400
Ending balance		2,162
Commercial, Financial, and Agricultural
Changes in troubled debt restructuring
Beginning balance	1,221
Principal payments	(465)
New restructured	1,481	1,221
Transfers to nonaccrual	(528)
Ending balance	1,709	1,221
Commercial, Financial, and Agricultural | ACCRUING
Changes in troubled debt restructuring
Beginning balance	1,221
Principal payments	(460)
New restructured	953	1,221
Transfers to nonaccrual	(528)
Ending balance	1,186	1,221
Commercial, Financial, and Agricultural | NONACCRUAL
Changes in troubled debt restructuring
Principal payments	(5)
New restructured	528
Ending balance	523
Commercial Construction
Changes in troubled debt restructuring
Principal payments		(2)
New restructured		860
Ending balance	858	858
Commercial Construction | ACCRUING
Changes in troubled debt restructuring
Principal payments		(2)
New restructured		860
Ending balance	858	858
One to four family residential real estate
Changes in troubled debt restructuring
Beginning balance	204	103
Principal payments	(18)	(1)
New restructured	4	102
Ending balance	190	204
One to four family residential real estate | ACCRUING
Changes in troubled debt restructuring
Beginning balance	102	103
Principal payments	(3)	(1)
Ending balance	99	102
One to four family residential real estate | NONACCRUAL
Changes in troubled debt restructuring
Beginning balance	102
Principal payments	(15)
New restructured	4	102
Ending balance	$ 91	$ 102